Cancellations - Broker-Dealer - ConfirmationsCancelled	1 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025
CM | Equity
Cancellations
Confirmations Cancelled	31,340	44,840	36,676	38,382	52,320	45,646	29,488	46,186	53,494	29,277	33,323	32,152
CM | Debt
Cancellations
Confirmations Cancelled	13,296	16,532	17,330	48,026	14,973	17,727	16,436	22,265	97,972	19,434	15,429	14,884
ETC | Equity
Cancellations
Confirmations Cancelled	199,013	190,402	775,836	182,973	175,587	168,788	150,388	143,529	193,556	165,230	163,668	164,200
ETC | Debt
Cancellations
Confirmations Cancelled	22,219	19,882	27,602	25,314	20,712	22,310	22,554	23,070	30,803	26,158	21,885	26,097